NUVEEN NWQ JAPAN FUND

SUPPLEMENT DATED JULY 25, 2017

TO THE PROSPECTUS DATED MARCH 31, 2017

The liquidation of Nuveen NWQ Japan Fund is complete. Any references to Nuveen NWQ Japan Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NJAPP-0717P

NUVEEN NWQ JAPAN FUND

SUPPLEMENT DATED JULY 25, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2017

The liquidation of Nuveen NWQ Japan Fund is complete. Any references to Nuveen NWQ Japan Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NJAPSAI-0717P